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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          McCarthy Group Asset Management, Inc.
                 ----------------------------------------
   Address:       1125 South 103rd Street, Suite 450
                 ----------------------------------------
                  Omaha, Nebraska
                 ----------------------------------------
                  68124
                 ----------------------------------------

Form 13F File Number: 28-05489
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard L. Jarvis
         -------------------------------
Title:    Chairman
         -------------------------------
Phone:    (402) 393-8281
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Richard L. Jarvis              Omaha, Nebraska       4/26/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       -0-
                                        --------------------

Form 13F Information Table Entry Total:  79
                                        --------------------

Form 13F Information Table Value Total:  $214386
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

     NONE     28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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McCarthy Group Asset Management, Inc.
FORM 13F
31-Mar-04

                                                                                                  Voting Authority
                                                         Value    Shares    Sh/   Put/   Investmt Other
Name of Issuer                  Title of Class   CUSIP   (x$1000) Prn Amt   Prn   Call   Dscretn  Managers Sole     Shared None
AMN Healthcare Services Inc.    COM            001744101     1970    107345 SH           Defined             104595           2750
Allmerica Financial Corp        COM            019754100     2029     58725 SH           Defined              57080           1645
Alltel Corp                     COM            020039103     2059     41278 SH           Defined              38260           3018
Apache Corp.                    COM            037411105      546     12650 SH           Defined              12650
Apria Healthcare Group Inc.     COM            037933108     1605     53600 SH           Defined              53600
Archstone-Smith Trust           COM            039583109      251      8500 SH           Defined               8300            200
Avalonbay Communities Inc       COM            053484101      384      7170 SH           Defined               6858            312
Berkshire Hathaway Inc Cl B     COM            084670207     5634      1811 SH           Defined               1704            107
H & R Block Inc                 COM            093671105      345      6755 SH           Defined               6755
Boston Properties, Inc.         COM            101121101      413      7599 SH           Defined               7274            325
Cantel Medical Corporation      COM            138098108     1267     70809 SH           Defined              70443            366
Caremark Rx Inc                 COM            141705103     4890    147078 SH           Defined             143147           3931
Carnival Cruise Lines - Cl A    COM            143658300      279      6217 SH           Defined               4887           1330
Cendant Corp                    COM            151313103     3004    123167 SH           Defined             117617           5550
Conmed Corp                     COM            207410101     2580     87355 SH           Defined              85111           2244
Convergys Corp                  COM            212485106     2802    184327 SH           Defined             178787           5540
Emmis Communications Corp Cl A  COM            291525103      438     18400 SH           Defined              18400
Freddie Mac                     COM            313400301     1597     27043 SH           Defined              25850           1193
First Data Corp                 COM            319963104     6295    149315 SH           Defined             140392           8923
First Health Group Cp Com       COM            320960107     1779     81375 SH           Defined              80725            650
Hilb, Rogal & Hamilton Co.      COM            431294107     1608     42200 SH           Defined              42200
Horace Mann Educators           COM            440327104     1398     88949 SH           Defined              87164           1785
Insituform Technologies Class   COM            457667103     1241     79409 SH           Defined              77903           1506
iShares Lehman Aggregate Bond   COM            464287226      452      4344 SH           Defined               3620            724
iShares Russell 2000 Growth     COM            464287648     6063     97000 SH           Defined              97000
Ishares Dj Us Real Estate       COM            464287739     5639     51517 SH           Defined              51517
Ishares S & P Small Cap 600     COM            464287804     7077     49700 SH           Defined              49700
Johnson & Johnson Com           COM            478160104     4442     87587 SH           Defined              81738           5849
Kaydon Corp.                    COM            486587108     1646     59800 SH           Defined              59800
Kroger Co                       COM            501044101     4359    261938 SH           Defined             244213          17725
Kroll Inc.                      COM            501049100     1410     52500 SH           Defined              52500
La-Z-Boy, Inc.                  COM            505336107     1366     62788 SH           Defined              61133           1655
Liberty Media Corp Cl A         COM            530718105     4071    371770 SH           Defined             334195          37575
M & F Worldwide Corp.           COM            552541104      183     13355 SH           Defined               8055           5300
Merck & Co                      COM            589331107     1628     36851 SH           Defined              35865            986
S & P 400 Mid-Cap Dep Receipts  COM            595635103     5731     51862 SH           Defined              51862
NCO Group Inc                   COM            628858102     1818     77846 SH           Defined              75360           2486
Newfield Exploration Cos        COM            651290108     2189     45664 SH           Defined              44158           1506
Novastar Financial, Inc.        COM            669947400     5936     90000 SH           Defined              90000
Novell Inc                      COM            670006105     3614    317615 SH           Defined             305608          12007
Omnicare Inc                    COM            681904108     2154     48584 SH           Defined              46761           1823
Papa Johns Intl Inc             COM            698813102     1946     57661 SH           Defined              55324           2337
Paxar Corp                      COM            704227107      617     41819 SH           Defined              41819
Penney J C Inc                  COM            708160106     2894     83211 SH           Defined              80813           2398
Pfizer Inc                      COM            717081103      261      7440 SH           Defined               7440
Protective Life Corp.           COM            743674103     1843     49215 SH           Defined              47513           1702
Republic Services Inc           COM            760759100     4472    165192 SH           Defined             156886           8306
Safeway, Inc.                   COM            786514208     1819     88400 SH           Defined              85100           3300
Schering Plough Corp            COM            806605101     5052    311479 SH           Defined             291179          20300
Scotts Co Cl A                  COM            810186106     1937     30191 SH           Defined              29166           1025
Shaw Group Inc                  COM            820280105     1848    170454 SH           Defined             165231           5223
Stewart Enterprises Inc Cl. A   COM            860370105     9223   1268665 SH           Defined            1259681           8984
Suntrust Banks Inc              COM            867914103      322      4612 SH           Defined               4612
3Com Corporation                COM            885535104     4203    595385 SH           Defined             568475          26910
Tidewater Inc.                  COM            886423102      475     16900 SH           Defined              16900

Time Warner Inc                 COM            887317105     3732    221363 SH           Defined             197689          23674
Torchmark Corp                  COM            891027104     2781     51703 SH           Defined              50556           1147
Tyco Intl Ltd                   COM            902124106     6474    225953 SH           Defined             210777          15176
U.S. Bancorp                    COM            902973304      271      9803 SH           Defined               6930           2873
United Fire & Casualty Co.      COM            910331107      423     10000 SH           Defined              10000
Wash Mutual Inc                 COM            939322103     4478    104844 SH           Defined              98716           6128
Waste Connections Inc           COM            941053100     1993     50080 SH           Defined              48895           1185
Apogent Technologies Inc        COM            03760a101     5589    182182 SH           Defined             174307           7875
Coinstar Inc                    COM            19259p300     2264    143409 SH           Defined             139642           3767
Comverse Technologies CV        CONV           205862AJ4       63     65000 PRN          Defined                             65000
Devon Energy Corporation        COM            25179M103     2757     47412 SH           Defined              45546           1866
FEI Company                     CONV           30241LAB5      153    150000 PRN          Defined              60000          90000
Firstservice Corp               COM            33761n109     1580     65824 SH           Defined              65824
Grant Prideco                   COM            38821g101      608     39200 SH           Defined              39200
ITT Educational Services, Inc.  COM            45068b109      371     11900 SH           Defined              11900
Interpublic Group               CONV           460690AJ9      368    390000 PRN          Defined             310000          80000
Intrado, Inc.                   COM            46117a100     1387     71623 SH           Defined              68581           3042
Laboratory Corporation Of Amer  COM            50540r409     6104    155528 SH           Defined             144727          10801
Manpower Inc                    COM            56418H100      744     15999 SH           Defined              14899           1100
Netiq Corp                      COM            64115p102     2332    166720 SH           Defined             161722           4998
Standard & Poor's 500 Deposito  COM            78462f103    21472    189853 SH           Defined             189853
Sensient Technologies Corp      COM            81725t100     1518     81300 SH           Defined              81300
Waste Management                COM            94106l109     3933    130315 SH           Defined             122619           7696
Fresh Del Monte Produce Inc.    COM            G36738105     1887     73246 SH           Defined              71155           2091
REPORT SUMMARY                            79 DATA RECORDS  214386           0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED